Stock-based compensation - Summary of incentive plan for members of management (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Performance Based Shares
Restricted Stock
Non-vested at beginning of period	382,186	295,340	383,982
Granted	218,169	239,062	212,200
Performance Shares Quantity Adjustment	15,061	234,076	(232,989)
Vested	(270,051)	(372,271)	(67,853)
Forfeited		(14,021)
Non-vested at end of period	345,365	382,186	295,340
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 36.41	$ 30.75	$ 26.35
Granted	55.55	45.81	42.57
Performance Shares Quantity Adjustment	55.72	33.09	29.10
Vested	44.73	35.83	48.54
Forfeited		37.35
Non-vested at end of period	$ 41.68	$ 36.41	$ 30.75
Restricted Stock Units (RSUs) | Executive Officers
Restricted Stock
Granted	152,773	166,648	138,516